Capitalized Software Development Costs (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Capitalized Software Development Costs

Capitalized software development costs, included in other assets, non-current, were as follows (in thousands):

	As of December 31,
	2015	2016
Capitalized software development costs, gross	$2,964	$4,280
Less: Accumulated amortization	(1,273)	(1,520)

Capitalized software development costs, net	$1,691	$2,760